TAXES ON INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Domestic	$ 18,350	$ 14,690	$ 16,165
Foreign	2,407	4,183	2,266
Income before taxes on income	$ 20,757	$ 18,873	$ 18,431